Restatement of Financial Statements (Tables) - Reinvent Technology Partners Z [Member]	3 Months Ended
Dec. 31, 2020
Restatement of Balance Sheet
The tables below present the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported financial statements as of and for the year ended December 31, 2020:

	As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$231,716,367	$—	$231,716,367

Liabilities and shareholders’ equity
Total current liabilities	$151,244	$—	$151,244
Deferred legal fees	200,000	—	200,000
Deferred underwriting commissions	8,050,000		8,050,000
Derivative warrant liabilities	—	13,467,630	13,467,630

Total liabilities	8,401,244	13,467,630	21,868,874
Class A common stock, $0.0001 par value; shares subject to possible redemption	218,315,120	(13,467,630)	204,847,490
Shareholders’ equity
Preferred stock — $0.0001 par value	—	—	—
Class A common stock — $0.0001 par value	117	135	252
Class B common stock — $0.0001 par value	575	—	575
Additional paid-in-capital	5,230,984	1,240,405	6,471,389
Accumulated deficit	(231,673)	(1,240,540)	(1,472,213)

Total shareholders’ equity	5,000,003	—	5,000,003

Total liabilities and shareholders’ equity	$231,716,367	$—	$231,716,367

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported balance sheet dated November 23, 2020.

	As of November 23, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Balance Sheet
Total assets	$233,001,707	$—	$233,001,707

Liabilities and shareholders’ equity
Total current liabilities	$1,438,508	$—	$1,438,508
Deferred underwriting commissions	8,050,000	—	8,050,000
Derivative warrant liabilities	—	12,601,580	12,601,580

Total liabilities	9,488,508	12,601,580	22,090,088
Class A common stock, $0.0001 par value; shares subject to possible redemption	218,513,190	(12,601,580)	205,911,610
Shareholders’ equity
Preferred stock - $0.0001 par value	—	—	—
Class A common stock - $0.0001 par value	115	126	241
Class B common stock - $0.0001 par value	575	—	575
Additional paid-in-capital	5,032,916	374,364	5,407,280
Accumulated deficit	(33,597)	(374,490)	(408,087)

Total shareholders’ equity	5,000,009	—	5,000,009

Total liabilities and shareholders’ equity	$233,001,707	$—	$233,001,707

Restatement of Income Statement

	Period From October 2, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Operations
Loss from operations	$(250,366)	$—	$(250,366)
Other (expense) income:
Change in fair value of warrant liabilities	—	(866,050)	(866,050)
Financing costs	—	(374,490)	(374,490)
Unrealized gain on investments held in Trust Account	18,693	—	18,693

Total other (expense) income	18,693	(1,240,540)	(1,221,847)

Net loss	$(231,673)	$(1,240,540)	$(1,472,213)

Basic and Diluted weighted-average Class A common stock outstanding	23,000,000		23,000,000

Basic and Diluted net loss per Class A common shares	$0.00		$—

Basic and Diluted weighted-average Class B common stock outstanding	5,750,000		5,750,000

Basic and Diluted net loss per Class B common shares	$(0.06)		$(0.26)

Restatement of Cash Flows

	Period From October 2, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Cash Flows
Net loss	$(231,673)	$(1,240,540)	$(1,472,213)
Adjustments to reconcile net loss to net cash used in operating activities	6,307	1,240,540	1,246,847
Net cash used in operating activities	(1,233,811)	—	(1,233,811)
Net cash used in investing activities	(230,000,000)	—	(230,000,000)
Net cash provided by financing activities	231,856,796	—	231,856,796

Net change in cash	$622,985	$—	$622,985